Other Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
9.	OTHER ASSETS

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Inventories	5,989	6,200	887
Advances to suppliers	3,048	5,180	741
VAT prepayments	2,262	3,215	460
Contract assets, net	2,353	1,904	272
Receivables from online payment agencies	1,033	1,144	164
Others	4,133	5,102	729

Total other current assets	18,818	22,745	3,253

Long-term advances to suppliers	8,870	17,997	2,574
Loan due from PAG (i)	3,814	4,474	640
Prepaid licensed copyrights	2,289	3,507	501
Others	1,842	1,577	226

Total other non-current assets	16,815	27,555	3,941

(i)
In 2024, iQIYI entered into facility agreement with PAG and provided PAG loan facilities up to US$523 million in aggregate, with an interest rate of 6% per annum. In October 2025, iQIYI entered into another facility agreement with PAG which provided an additional loan facility of US$114 million, with an interest rate of 4.5% per annum. Both loans will due on the date which PAG and its affiliates cease to hold any portion of the iQIYI PAG Convertible Notes (Note 15).